Note 7 Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 261,536	[1]	€ 232,185	[2]	€ 214,522	[3]
Allowance account for credit losses of financial assets	4,699	[1]	(4,684)	[2]	(4,593)	[3]
Loans and advances to customers	256,838	[1]	227,501	[2]	209,929	[3]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	100,699		91,717		91,086
Allowance account for credit losses of financial assets	3,482		(3,055)		(3,049)
Loans and advances to customers	97,217		88,662		88,037
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	55,756	[4]	50,083	[5]	39,058	[6]
Allowance account for credit losses of financial assets	2,011	[4]	(1,784)	[5]	(1,641)	[6]
Loans and advances to customers	53,745	[4]	48,299	[5]	37,416	[6]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	53,331	[7]	48,897	[8]	43,151	[9]
Allowance account for credit losses of financial assets	2,095	[7]	(2,079)	[8]	(1,976)	[9]
Loans and advances to customers	51,235	[7]	46,818	[8]	41,175	[9]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,375		1,205		1,094
Allowance account for credit losses of financial assets	9		(9)		(10)
Loans and advances to customers	1,366		1,197		1,085
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	472,697	[10]	424,087	[11]	388,912	[12]
Allowance account for credit losses of financial assets	12,297	[10]	(11,611)	[11]	(11,269)	[12]
Loans and advances to customers	460,401	[10]	412,477	[11]	377,643	[12]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	1,304		(1,532)		(1,665)
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	10,992		(10,079)		(9,604)
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	239,762	[1]	208,969	[2]	183,503	[3]
Allowance account for credit losses of financial assets	528	[1]	(543)	[2]	(503)	[3]
Loans and advances to customers	239,235	[1]	208,426	[2]	183,000	[3]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	91,333		83,053		81,619
Allowance account for credit losses of financial assets	1,346		(1,210)		(1,097)
Loans and advances to customers	89,987		81,843		80,522
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	48,214	[4]	42,708	[5]	34,105	[6]
Allowance account for credit losses of financial assets	176	[4]	(243)	[5]	(167)	[6]
Loans and advances to customers	48,038	[4]	42,465	[5]	33,938	[6]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	46,988	[7]	42,204	[8]	36,237	[9]
Allowance account for credit losses of financial assets	373	[7]	(393)	[8]	(319)	[9]
Loans and advances to customers	46,614	[7]	41,811	[8]	35,918	[9]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,327		1,170		1,069
Allowance account for credit losses of financial assets	1		0		0
Loans and advances to customers	1,326		1,170		1,068
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	427,625	[10]	378,104	[11]	336,533	[12]
Allowance account for credit losses of financial assets	2,424	[10]	(2,389)	[11]	(2,087)	[12]
Loans and advances to customers	425,200	[10]	375,715	[11]	334,446	[12]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	15		(13)		(15)
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	2,409		(2,376)		(2,072)
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	15,141	[1]	15,637	[2]	22,953	[3]
Allowance account for credit losses of financial assets	602	[1]	(631)	[2]	(714)	[3]
Loans and advances to customers	14,539	[1]	15,006	[2]	22,239	[3]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,549		6,147		6,995
Allowance account for credit losses of financial assets	629		(542)		(620)
Loans and advances to customers	5,919		5,605		6,375
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,866	[4]	5,534	[5]	3,234	[6]
Allowance account for credit losses of financial assets	356	[4]	(390)	[5]	(314)	[6]
Loans and advances to customers	4,510	[4]	5,144	[5]	2,920	[6]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,140	[7]	4,431	[8]	4,738	[9]
Allowance account for credit losses of financial assets	299	[7]	(283)	[8]	(377)	[9]
Loans and advances to customers	3,841	[7]	4,148	[8]	4,362	[9]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	31		23		15
Allowance account for credit losses of financial assets	1		(1)		(1)
Loans and advances to customers	30		22		14
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	30,727	[10]	31,772	[11]	37,935	[12]
Allowance account for credit losses of financial assets	1,887	[10]	(1,847)	[11]	(2,026)	[12]
Loans and advances to customers	28,840	[10]	29,925	[11]	35,909	[12]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	266		(321)		(471)
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	1,622		(1,526)		(1,555)
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,633	[1]	7,579	[2]	8,066	[3]
Allowance account for credit losses of financial assets	3,569	[1]	(3,510)	[2]	(3,375)	[3]
Loans and advances to customers	3,064	[1]	4,069	[2]	4,690	[3]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,817		2,517		2,472
Allowance account for credit losses of financial assets	1,507		(1,303)		(1,332)
Loans and advances to customers	1,310		1,214		1,140
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,676	[4]	1,841	[5]	1,719	[6]
Allowance account for credit losses of financial assets	1,478	[4]	(1,151)	[5]	(1,160)	[6]
Loans and advances to customers	1,198	[4]	690	[5]	559	[6]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,203	[7]	2,262	[8]	2,176	[9]
Allowance account for credit losses of financial assets	1,423	[7]	(1,403)	[8]	(1,280)	[9]
Loans and advances to customers	780	[7]	860	[8]	896	[9]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	16		12		11
Allowance account for credit losses of financial assets	7		(7)		(8)
Loans and advances to customers	9		4		2
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk			14,211	[11]	14,444	[12]
Allowance account for credit losses of financial assets	7,985	[10]	(7,374)	[11]	(7,156)	[12]
Loans and advances to customers	6,361	[10]	6,837	[11]	7,287	[12]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	1,023		(1,197)		(1,179)
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ 6,962		€ (6,177)		€ (5,977)

[1]	(1) Spain includes all countries where BBVA, S.A. operates.
[2]	(1) Spain includes all countries where BBVA, S.A. operates.
[3]	(1) Spain includes all countries where BBVA, S.A. operates.
[4]	(2) Turkey includes all countries in which Garanti BBVA operates.
[5]	(2) Turkey includes all countries in which Garanti BBVA operates.
[6]	(2) Turkey includes all countries in which Garanti BBVA operates.
[7]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[8]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[9]	(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[10]
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2025, the remaining balance was €76 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

[11]
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024 the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

[12]
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023 the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.